(8) TAXES RECOVERABLE (Details Narrative) - CPFL Santa Cruz [Memer] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
DisclosureOfTaxesRecoverableLineItems [Line Items]
Description term of refunds of tax credits to consumers	Period of three, five or ten years
Recognized tax credit	R$ 166,870
Increase in taxes recoverable	167,777
Increase in other payable	132,607
Deduction from operating revenues	34,495
Financial adjustment of taxes recoverable	R$ 675
Top of range [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Tax credit refund term	10 years